Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Earnings/(Loss) per Share

	For the year ended December 31,
	2023	2022	2021
Income attributable to common equity holders	5,272	24,280	14,950
Weighted average number of shares – basic and diluted	20,582,301	20,582,301	14,809,536
Earnings per common share – basic and diluted	0.26	1.18	1.01